Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Jun. 15, 2020	Dec. 31, 2019	Jul. 24, 2019	Mar. 05, 2016
Statement of Financial Position [Abstract]
Unamortized discount	$ 1,084,944	$ 792,392	$ 635,333
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,333,333		3,333,333	50,000,000	20,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000	750,000,000	200,000,000
Common stock, shares issued	4,080,017		121,216
Common stock, shares outstanding	4,080,017		121,216